U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) - USD ($) $ in Millions	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Assets
Available-for-sale investment securities	$ 136,840	[1]	$ 122,613
Other assets	39,081		36,168
Total assets	553,905		495,426
Liabilities and Shareholders' Equity
Short-term funds borrowed	11,766		23,723	$ 14,139
Long-term debt	41,297		40,167
Other liabilities	17,347		17,137
Shareholders' equity	53,095		51,853
Total liabilities and equity	553,905		495,426
Parent Company [Member]
Assets
Due from banks, principally interest-bearing	12,279		11,583
Available-for-sale investment securities	1,469		1,631
Other assets	869		1,211
Total assets	75,422		71,386
Liabilities and Shareholders' Equity
Short-term funds borrowed			8
Long-term debt	20,924		18,602
Other liabilities	1,403		923
Shareholders' equity	53,095		51,853
Total liabilities and equity	75,422		71,386
Bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries	52,551		48,518
Advances to subsidiaries	3,850		3,850
Nonbank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries	3,286		3,128
Advances to subsidiaries	$ 1,118		$ 1,465

[1]	The weighted-average maturity of total available-for-sale investment securities was 4.2 years at December 31, 2019, with a corresponding weighted-average yield of 2.38 percent.